Annual Report
                                 March 31, 1999

                                   Legg Mason
                              Investors Trust, Inc.


                                American Leading
                                 Companies Trust

                                 U.S. Small-Cap
                                   Value Trust

                                 Navigator Class







                                      LEGG
                                      MASON
                                      FUNDS
                                      LOGO



                                 HOW TO INVEST (SM)

To Our Shareholders,

   We are pleased to provide you with Legg Mason Investors Trust's annual report for the Navigator Class of the American Leading Companies Trust and the U.S. Small-Capitalization Value Trust.

   The following table summarizes key statistics for the Navigator Class of shares of each Fund, as of March 31, 1999:


                                                                                3-Month
                                                                           Total Return(1)
                                                                         --------------------
            American Leading Companies Trust(2)                                  N/A
            U.S. Small-Capitalization Value Trust                              -9.74%

            S&P 500 Stock Composite Index                                      +4.99%

            Russell 2000 Index                                                 -5.42%

   The Navigator shares for American Leading Companies were redeemed on December 3, 1998. The following report includes market commentary from the Primary Class report for the year ended March 31, 1999.

   On the following pages, the portfolio managers for each of the Funds discuss the investment outlook for the Funds. Long-term investment results for each of the Funds are shown in the Performance Information section of this report.

   Ernst & Young LLP, independent auditors for the Funds, has completed its annual audit, and audited financial statements for the fiscal year ended March 31, 1999, are included in this report.

   During 1998 and into 1999, the focus on the Year 2000 issue has increased significantly. As you may know, the Year 2000 issue is a computer programming problem that affects the ability of computers to correctly process dates of January 1, 2000, and beyond. The Funds' Year 2000 project is well underway, and is designed to ensure that the Year 2000 date change will have no adverse impact on our ability to service our shareholders. The Funds are committed to taking those steps necessary to protect our investors, including efforts to determine that the Year 2000 problem will not affect such vital service functions as shareholder transaction processing and recordkeeping. In addition, we are continuously monitoring the Year 2000 efforts of our vendors, and will perform tests with our critical vendors throughout 1999. Although the Funds are taking steps to ensure that all of their systems will function properly before, during, and after the Year 2000, the Funds could be adversely affected by computer-related problems associated with the Year 2000. Contingency plans are in place to ensure that functions critical to the Funds' operations will continue without interruption. We are on target to complete


---------
(1) Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid.
(2) American Leading Companies Navigator shares were redeemed on December 3,
1998.

this important project and look forward to continuing extensive testing (including industry-wide testing) with our industry peers, regulators and vendors throughout 1999.

   For several operational reasons, we are changing the ordinary income dividend and capital gain distribution payment schedules for these Funds. Our new schedule will be to pay ordinary income dividends and to make capital gain distributions, if any, in June and December.

   We hope you will consider using the Trust for investments of additional funds as they become available. Some shareholders regularly add to their investment in the Funds by authorizing automatic, monthly transfers from their bank checking or Legg Mason accounts. Your Financial Advisor will be happy to help you make these arrangements if you would like to purchase additional shares in this convenient manner.

                                   Sincerely,

                                   /s/ EdwardA. Taber III
                                   ______________________

                                   Edward A. Taber, III
                                   President


April 26, 1999

Portfolio Managers' Comments
American Leading Companies Trust




Market Commentary

   The first quarter of 1999 saw a continuation of performance trends established in 1998. The major market indices (Dow Jones Industrials and Standard & Poor's 500) continued to post strong overall returns, but, as in 1998, the strength was concentrated in large-cap growth, technology and Internet stocks. The following table provides an interesting "Tale of the Tape" for the first quarter:(1)

                                                      FIRST QUARTER RETURN
                                                      --------------------
      S&P Top 100                                           +7.39%
      S&P 500 Growth Index                                  +6.88%
      S&P 500 Index                                         +4.99%
      S&P 500 Value Index                                   +2.85%
      Russell Mid-Cap                                       -0.47%
      Russell 2000 Growth Index                             -1.68%
      Russell 2000 Index                                    -5.42%
      Russell 2000 Value Index                              -9.69%


   As illustrated above, growth beat value-oriented strategies by over 400 basis points(2) (+6.88% to +2.85%) in the large-cap world of the S&P 500, and by 801 basis points (-1.68% to -9.69%) in the small-cap world of the Russell 2000. Also, large-cap stocks continued to handily outperform their small-cap cohorts (+6.88% to -5.42%).

   Even within the Dow Industrials and the S&P 500, only a few components did exceptionally well. The S&P 500 index was up 4.7% (excluding dividends) in the quarter, but the average return of the 500 stocks in the index was only 0.6%, and the median return was -2.3%. That disparity reflects the outsized performance of the largest-capitalization companies. According to brokerage firm Salomon Smith Barney, just 21 big stocks contributed all the S&P 500's return in the quarter, with the other 479 canceling each other out. One-third of the performance came from just two stocks, Microsoft Corporation and America Online, Inc.

   For the twelve months ended March 31, 1999, large-capitalization stocks also substantially outperformed broader measures of stock performance. The S&P 500 index, a benchmark dominated by large-capitalization stocks, returned 18.46% over the period. The Dow Jones Industrial Average returned 13.17%, trailing the S&P 500 because of a larger cyclical component and a smaller representation in technology stocks, which were among the year's best performers. In sharp contrast to the S&P 500 and Dow Industrials, the Value Line index of 1,700 companies, which includes both large and small companies, was down 18.13% for the 12-month period ended March 31, 1999. The Russell 2000 index, which measures the performance of smaller companies, declined 16.26% over the same period.





--------
(1) Sources: Barron's, April 5, 1999, p. F35; Lipper Analytical Services, Inc.
(2) 100 basis points = 1%.

Outlook

   In our last quarterly letter, we expressed cautious optimism about the outlook for 1999. At that time, we were looking for moderate U.S. GDP growth of 2% to 2.5% for the year, with continued low levels of inflation and interest rates. Based upon the continued strength of the consumer economy in the first quarter, in addition to an apparent bottoming of the manufacturing sector, we are now somewhat more optimistic than before about overall GDP growth, which we think could now be 2.5% to 3.0% or better for the year. At the same time, the recent rebound in stock prices of many cyclical companies makes us a bit less sanguine about the outlook for inflation and interest rates. While we see a recovery in the manufacturing sector as quite healthy on a longer-term basis, it could begin to put upward pressure on commodity prices and cause the Fed to alter its neutral bias, to one which leans in favor of tightening (i.e., raising the Fed Funds rate) to cool off the economy.

   In summary, we continue to be reasonably optimistic about the outlook for the U.S. equity market. We see the recent broadening of the equity market's advance as quite constructive. It has been a while since the market paid much attention to valuation, but there seems to be a renewed focus on valuation developing. This should be very healthy for us, since our approach is valuation sensitive and focuses on buying good quality companies at reasonable prices.

   As always, we welcome your comments or questions.





April 26, 1999                              David E. Nelson, CFA
DJIA 10689.67                               Portfolio Manager

Portfolio Managers' Comments
U.S. Small-Capitalization Value Trust




   During the quarter, the portfolio was down 9.7%, comparable to a -9.7% return for the Russell 2000 Value, a 5.4% drop for the Russell 2000, and a 5.0% gain for the Standard & Poor's 500. The first quarter continued the trend begun in late 1998 where a narrowly-focused group of stocks rose dramatically and drove the large-cap stock indices to record levels. While the Dow crossed the 10,000 mark, only 33% of U.S. stocks were up in the quarter. Aggressive investor demand for Internet-oriented stocks and a select list of large-cap growth stocks generated attractive returns for large-cap and growth indices. Meanwhile, the rest of the U.S. equity market languished. Over the last seven months, small-cap value stocks have underperformed by a wide margin relative to both large-cap stocks and small-cap growth. In this period, the Russell 2000 Value index gained 4.1%, while the Russell 2000 Growth benchmark was up 33.9% and the S&P 500 rose 35.5%.

   U.S. Small-Cap's value portfolio retained a significant weighting in economically sensitive sectors, including home-building, metals, chemicals and transportation. Many stocks in these sectors were off in the quarter despite evidence that the U.S. economy is continuing to grow at a brisk pace and that global economic activity is beginning to improve. Transportation was one of the cyclical sectors that did perform well, as the trucking stocks responded positively to upbeat economic news. Another area of positive performance was the oil-related segment of industrial services. An indication that oil prices might rise (based in part on a new OPEC output agreement) sent these very cheap stocks soaring. The best performing segment in the portfolio was retail stores. The portfolio's clothing stores had been out of favor relative to newer retailing concepts and Internet shopping. However, a good holiday shopping season and strong consumer sentiment led to increased stock prices. Within the overall small-cap market, the technology sector had the highest return, with the Internet stocks leading the performance. Our portfolio held a below-index weight in technology and had almost no Internet exposure, as these stocks are trading at very high valuations. Therefore, the portfolio had a lower technology return and weighting than the indices, which hurt performance relative to the benchmarks.

   The continued weak performance of small-cap stocks has caused many investors to question whether small-cap stocks and small-cap value stocks will ever return to favor. For a number of reasons, we firmly believe that small-cap value stocks are well positioned to outperform in the next market cycle. First, we have seen previous periods in which large-cap stocks have dominated market performance similar to the last four and a half years. These periods have always been followed by an extended run of small-cap outperformance. One such example is the Nifty Fifty era of the late 1960s and early 1970s. While small-caps badly trailed large-caps in the 1969 through 1974 period, small-caps more than made up for the lagged performance in the subsequent years of 1975 through 1983.

   Second, investor focus on the Internet has led to a speculative rush into Web-related stocks. While we observe that the Internet is creating some revolutionary business changes, we believe that the market has taken valuations much further than either current fundamentals or the most optimistic predictions can justify. We have seen extremely exaggerated price movements in the stock of companies that, while only marginally related to the Internet, have somehow become the target of Internet-investing interest. An example would be Books-a-Million, an ignored retailer that saw its stock increase six-fold overnight when it became the subject of Internet stories.

   Referring again to the Nifty Fifty, investors can become too focused on a single market segment and drive valuations beyond reason when talk begins of a "new era" in business and investing. Once fundamental reality reasserted itself in the early 1970s, the Nifty Fifty as a group lagged the rest of the market for a number of years. We see strong parallels between recent events and the earlier period, which reinforces our belief that small-cap value stocks will again provide market leadership.

   As always, we welcome the opportunity to discuss the portfolio and this report in more detail. If you have any questions or comments, please contact us.





Henry Otto                                        Steven M. Tonkovich
Managing Director                                 Managing Director

April 26, 1999
DJIA 10689.67

Performance Information
Legg Mason Investors Trust, Inc.


PERFORMANCE COMPARISON OF A $50,000 INVESTMENT

         The returns shown on these pages are based on historical results and are not intended to indicate future performance. The investment return and principal value of an investment in each of these Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Average annual returns tend to smooth out variations in a fund's return, so they differ from actual year-to-year results. No adjustment has been made for any income taxes payable by shareholders.

         The following graphs compare each Fund's total returns against that of a closely matched broad-based securities market index. The lines illustrate the cumulative total return of an initial $50,000 investment for the periods indicated. The line for each Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing the securities market index does not include any administrative expenses or transaction costs associated with buying and selling securities in the index. Both the Legg Mason Funds' results and the indices' results assume reinvestment of all dividends and distributions.

         The American Leading Companies Trust and U.S. Small-Cap Value Trust each have two classes of shares: Primary Class and Navigator Class. Information about the Primary Class, offered to retail investors, is contained in a separate report to its shareholders.



      AMERICAN LEADING COMPANIES TRUST -- NAVIGATOR CLASs


                               Cumulative         Average Annual
                              Total Return         Total Return
-----------------------------------------------------------------
 3/31/98-12/3/98*                 +1.84%                N/A
 Life of Class (dagger)           +60.32             +24.30%

-----------------------------------------------------------------
* American Leading Companies Navigator shares were redeemed on
  December 3, 1998.
 (dagger )Inception Date -- October 4, 1996

                                   GRAPH HERE

                 American Leading Companies           Standard & Poor's 500
                    Trust Navigator Class            Stock Composite Index(1)
10/4/96                $50,000                             $50,000
3/31/97                 57,588                              55,620
9/30/97                 69,932                              70,220
3/31/98                 78,712                              82,315
9/30/98                 69,261                              76,575
12/3/98                 80,160                              87,825

(1)An unmanaged index of widely held common stocks. Index returns are for the periods beginning September 30, 1996. The ending value for the index is as of November 30, 1998.

U.S. SMALL-CAP VALUE TRUST -- NAVIGATOR CLASs


                           Cumulative        Average Annual
                          Total Return        Total Return
----------------------------------------------------------------------
 Life of Class (dagger)      -20.56%               N/A

----------------------------------------------------------------------
 (dagger)  Inception Date -- June 19, 1998. Data as of March 31, 1999.

                                   GRAPH HERE

                  U.S. Small-Cap Value                Russell 2000
                  Trust Navigator Class                 Index(1)

6/19/98                   $50,000                       $50,000
9/30/98                    39,869                        39,925
12/31/98                   44,002                        46,440
3/31/99                    39,720                        43,923

(1) The Russell 2000 index measures the performance of the 2,000 smallest companies in the Russell 3000 index, which represents approximately 11% of the total market capitalization of the Russell 3000 index. The returns for this index are for the periods beginning June 30, 1998.

U.S. Small-Capitalization Value Trust (dagger)


Selected Portfolio Performance*

      Strong performers for the period ended March 31, 1999*
-----------------------------------------------------------
      1. Funco, Inc.                               +55.8%
      2. Southwest Securities Group, Inc.          +31.8%
      3. Alliant Techsystems Inc.                  +22.8%
      4. Specialty Equipment Companies, Inc.       +22.1%
      5. Travel Ports of America, Inc.             +18.4%



      (dagger) Portfolio changes have not been reported for U.S. Small-Cap due to the volume of trading during the quarter.

      * Securities held for the period June 30 through March 31, 1999.



      Weak performers for the period ended March 31, 1999*
----------------------------------------------------------
      1. Southern Pacific Funding Corporation      -99.0%
      2. IMC Mortgage Company                      -98.5%
      3. CHS Electronics, Inc.                     -82.2%
      4. PhyMatrix Corp.                           -80.5%
      5. Quintel Communications, Inc.              -77.4%

Statement of Net Assets
Legg Mason Investors Trust, Inc.
March 31, 1999
(Amounts in Thousands)

American Leading Companies Trust


                                                                                      Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
Common Stocks and Equity Interests -- 93.1%
      Airlines -- 1.6%
      AMR Corporation                                                                      78               $  4,568(A)
                                                                                                            --------
      Automotive -- 2.0%
      Ford Motor Company                                                                   25                  1,419
      General Motors Corporation                                                           50                  4,343
                                                                                                            --------
                                                                                                               5,762
                                                                                                            --------
      Banking -- 12.8%
      BankAmerica Corporation                                                              74                  5,195
      Bank One Corporation                                                                124                  6,828
      Citigroup Inc.                                                                      177                 11,306
      Mellon Bank Corporation                                                              40                  2,815
      The Chase Manhattan Corporation                                                     133                 10,814
                                                                                                            --------
                                                                                                              36,958
                                                                                                            --------
      Capital Goods -- 1.0%
      General Electric Company                                                             25                  2,766
                                                                                                            --------
      Computer Services and Systems -- 11.3%
      Cisco Systems, Inc.                                                                  30                  3,287(A)
      Compaq Computer Corporation                                                         160                  5,070
      Hewlett-Packard Company                                                              17                  1,173
      Intel Corporation                                                                    60                  7,148
      International Business Machines Corporation                                          60                 10,635
      Storage Technology Corporation                                                      190                  5,296(A)
                                                                                                            --------
                                                                                                              32,609
                                                                                                            --------
      Computer Software -- 1.5%
      Microsoft Corporation                                                                20                  1,792(A)
      The Learning Company, Inc.                                                           85                  2,465(A)
                                                                                                            --------
                                                                                                               4,257
                                                                                                            --------
      Consumer Cyclicals -- 3.1%
      Mattel, Inc.                                                                        300                  7,463
      Wal-Mart Stores, Inc.                                                                17                  1,567
                                                                                                            --------
                                                                                                               9,030
                                                                                                            --------



                                                                                      Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
      Consumer Staples -- 3.3%
      Avon Products, Inc.                                                                 125              $   5,883
      Kimberly-Clark Corporation                                                           50                  2,397
      The Procter & Gamble Company                                                         12                  1,136
                                                                                                            --------
                                                                                                               9,416
                                                                                                            --------
      Electrical Equipment -- 3.9%
      Koninklijke (Royal) Philips Electronics N.V.                                        135                 11,129
                                                                                                            --------
      Energy -- 1.1%
      Exxon Corporation                                                                    15                  1,023
      Texaco, Inc.                                                                         40                  2,270
                                                                                                            --------
                                                                                                               3,293
                                                                                                            --------
      Financial Services -- 2.5%
      Fannie Mae                                                                           50                  3,462
      MGIC Investment Corporation                                                         110                  3,857
                                                                                                            --------
                                                                                                               7,319
                                                                                                            --------
      Food, Beverage and Tobacco -- 5.4%
      Dole Food Company, Inc.                                                             190                  5,652
      PepsiCo, Inc.                                                                        95                  3,723
      Philip Morris Companies, Inc.                                                       153                  5,384
      Sara Lee Corporation                                                                 40                    990
                                                                                                            --------
                                                                                                              15,749
                                                                                                            --------
      Health Care -- 4.9%
      Foundation Health Systems, Inc.                                                     500                  6,094(A)
      Johnson & Johnson                                                                    14                  1,330
      United HealthCare Corporation                                                       130                  6,841
                                                                                                            --------
                                                                                                              14,265
                                                                                                            --------
      Hotels and Motels -- 0.5%
      Hilton Hotels Corporation                                                           100                  1,406
                                                                                                            --------
      Insurance -- 4.7%
      American International Group, Inc.                                                   11                  1,339
      Berkshire Hathaway Inc. - Class B                                                     3                  6,113(A)
      Conseco, Inc.                                                                       200                  6,175
                                                                                                            --------
                                                                                                              13,627
                                                                                                            --------

Legg Mason Investors Trust, Inc.



American Leading Companies Trust -- Continued



                                                                                      Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
      Manufacturing -- 0.7%
      Minnesota Mining and Manufacturing Company                                           28               $  1,981
                                                                                                            --------
      Media -- 8.2%
      America Online, Inc.                                                                162                 23,652(A)
                                                                                                            --------
      Oil and Gas: Drilling and Equipment -- 0.8%
      Schlumberger Limited                                                                 40                  2,408
                                                                                                            --------
      Pharmaceuticals -- 9.4%
      Amgen Inc.                                                                          122                  9,135(A)
      Bristol-Myers Squibb Company                                                         81                  5,235
      Merck & Co., Inc.                                                                    78                  6,254
      Pfizer Inc.                                                                          10                  1,360
      Schering-Plough Corporation                                                          93                  5,144
                                                                                                            --------
                                                                                                              27,128
                                                                                                            --------
      Real Estate -- 3.3%
      Equity Office Properties Trust                                                      140                  3,561
      Starwood Hotels & Resorts Worldwide, Inc.                                           212                  6,055
                                                                                                            --------
                                                                                                               9,616
                                                                                                            --------
      Retail  Sales -- 1.4%
      Toys "R" Us, Inc.                                                                   216                  4,064(A)
                                                                                                            --------
      Savings and Loan -- 1.9%
      Washington Mutual, Inc.                                                             132                  5,407
                                                                                                            --------
      Telecommunications -- 6.3%
      AT&T Corp.                                                                           60                  4,789
      MCI WorldCom, Inc.                                                                  152                 13,461(A)
                                                                                                            --------
                                                                                                              18,250
                                                                                                            --------
      Transportation -- 1.5%
      Burlington Northern Santa Fe Corporation                                            135                  4,438(A)
                                                                                                            --------
      Total Common Stocks and Equity Interests
        (Identified Cost-- $180,876)                                                                         269,098
----------------------------------------------------------------------------------------------------------------------




                                                                                      Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
 Repurchase Agreements -- 7.1%
      J.P. Morgan Securities, Inc.
        4.95%, dated 3/31/99, to be repurchased at $10,246 on 4/1/99
        (Collateral: $10,852 Freddie Mac mortgage-backed securities,
        6% due 1/1/29, value $10,584)                                                   $ 10,245            $ 10,245
      Merrill Lynch & Co., Inc.
        4.95%, dated 3/31/99, to be repurchased at $10,246 on 4/1/99
        (Collateral: $10,420 Freddie Mac mortgage-backed securities,
        7.50% due 9/1/99, value $10,573)                                                  10,245              10,245
                                                                                                            --------
      Total Repurchase Agreements (Identified Cost-- $20,490)                                                 20,490
--------------------------------------------------------------------------------------------------------------------
      Total Investments-- 100.2%  (Identified Cost-- $201,366)                                               289,588
      Other Assets Less Liabilities-- (0.2)%                                                                    (631)
                                                                                                            --------

      Net assets consisting of:
      Accumulated paid-in capital applicable to
        14,181 Primary shares outstanding                                              $195,411
      Undistributed net realized gain on investments                                      5,324
      Unrealized appreciation of investments                                             88,222
                                                                                       ---------

      Net assets -- 100.0%                                                                                   $288,957
                    =====                                                                                    ========
      Net asset value per share
        Primary Class                                                                                          $20.38
                                                                                                               ======
------------------------------------------------------------------------------------------------------------------------

      (A) Non-income producing.

      See notes to financial statements.

Statement of Net Assets
Legg Mason Investors Trust, Inc.
March 31, 1999
(Amounts in Thousands)

U.S. Small-Capitalization Value Trust



                                                                                      Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
Common Stocks and Equity Interests -- 94.8%
      Aerospace/Defense -- 1.2%
      Alliant Techsystems Inc.                                                              5                $   365(A)
      Allied Research Corporation                                                           3                     21(A)
      EDO Corporation                                                                       4                     27
      ESCO Electronics Corporation                                                          9                     77(A)
      Herley Industries, Inc.                                                               3                     34(A)
      International Airline Support Group, Inc.                                             2                      6(A)
      Kaman Corporation                                                                     8                    105
      Merrimac Industries, Inc.                                                             1                      5(A)
      Miltope Group Inc.                                                                    1                      1(A)
      SIFCO Industries, Inc.                                                                3                     24
      SPACEHAB, Incorporated                                                                6                     40(A)
                                                                                                            --------
                                                                                                                 705
                                                                                                            --------
      Apparel -- 7.6%
      Ashworth, Inc.                                                                        1                      4(A)
      Brylane Inc.                                                                          9                    228(A)
      Burlington Coat Factory Warehouse Corporation                                        34                    404
      Deb Shops, Inc.                                                                       2                     23
      Footstar, Inc.                                                                       18                    566(A)
      Gadzooks, Inc.                                                                        4                     33(A)
      Garan, Incorporated                                                                   4                     91
      Genesco Inc.                                                                         19                    174(A)
      Goody's Family Clothing, Inc.                                                        25                    343(A)
      LaCrosse Footwear, Inc.                                                               3                     16
      Maxwell Shoe Company Inc.                                                             6                     52(A)
      Nautica Enterprises, Inc.                                                            37                    421(A)
      Nine West Group Inc.                                                                 19                    474(A)
      Oxford Industries, Inc.                                                               6                    139
      Paul Harris Stores, Inc.                                                              7                     52(A)
      R.G. Barry Corporation                                                                2                     19(A)
      S&K Famous Brands, Inc.                                                               3                     28(A)
      Sport-Haley, Inc.                                                                     3                     24(A)
      St. John Knits, Inc.                                                                 12                    319
      Superior Uniform Group Inc.                                                           1                     16
      Supreme International Corporation                                                     4                     36(A)
      Syms Corp.                                                                           13                     94(A)
      Tandy Brands Accessories, Inc.                                                        2                     32(A)
      The Dress Barn, Inc.                                                                 17                    229(A)
      The Finish Line, Inc.                                                                 5                     62(A)
      The Timberland Company                                                                8                    523(A)
      Vans, Inc.                                                                           10                     67(A)
                                                                                                            --------
                                                                                                               4,469
                                                                                                            --------


                                                                                      Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
      Automotive -- 2.9%
      Aftermarket Technology Corp.                                                         15                $    99(A)
      Arvin Industries, Inc.                                                               12                    414
      Autocam Corporation                                                                   2                     19
      Bandag, Incorporated                                                                 12                    346
      Barnes Group Inc.                                                                     5                     96
      Collins Industries, Inc.                                                              5                     23
      Dura Automotive Systems, Inc.                                                         2                     66(A)
      Durakon Industries, Inc.                                                              2                     17(A)
      Featherlite Inc.                                                                      2                     13(A)
      Monaco Coach Corporation                                                              4                     93(A)
      Monro Muffler Brake, Inc.                                                             5                     37(A)
      Motorcar Parts and Accessories, Inc.                                                  4                     49(A)
      R&B, Inc.                                                                             6                     46(A)
      Simpson Industries, Inc.                                                              3                     31
      Strattec Security Corporation                                                         2                     65(A)
      TBC Corporation                                                                      15                     88(A)
      The Standard Products Company                                                        11                    172
                                                                                                            --------
                                                                                                               1,674
                                                                                                            --------
      Chemicals -- 3.6%
      A. Schulman, Inc.                                                                    19                    260
      Atlantis Plastics, Inc.                                                               2                     20(A)
      Ethyl Corporation                                                                    57                    242
      Georgia Gulf Corporation                                                             22                    246
      M. A. Hanna Company                                                                  26                    337
      NL Industries, Inc.                                                                  36                    319
      Quaker Chemical Corporation                                                           6                     78
      Stepan Company                                                                        4                     87
      Sybron Chemicals Inc.                                                                 4                     50(A)
      TETRA Technologies, Inc.                                                              9                     62(A)
      The General Chemical Group Inc.                                                      15                    199
      Wellman, Inc.                                                                        23                    200
                                                                                                            --------
                                                                                                               2,100
                                                                                                            --------
      Commercial/Industrial Services -- 6.1%
      American Buildings Company                                                            3                     62(A)
      AmeriLink Corporation                                                                 2                     17(A)
      Aviall, Inc.                                                                         14                    217(A)
      BancTec, Inc.                                                                        13                    164(A)
      BCT International , Inc.                                                              3                      7(A)
      BHA Group Holdings, Inc.                                                              4                     35
      Budget Group, Inc.                                                                   13                    156(A)
      Butler Manufacturing Company                                                          5                    115


Legg Mason Investors Trust, Inc.


                                                                                      Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
      Commercial/Industrial Services -- Continued
      Cameron Ashley Building Products, Inc.                                                6                   $ 58(A)
      CDI Corp.                                                                            14                    327(A)
      Cogeneration Corporation of America                                                   5                     41(A)
      CORT Business Services Corporation                                                    7                    157(A)
      Dames & Moore Group                                                                   7                     76
      Dawson Geophysical Company                                                            3                     27(A)
      Ellett Brothers, Inc.                                                                 5                     25
      Exponent, Inc.                                                                        3                     19(A)
      FiberMark, Inc.                                                                       5                     63(A)
      Fleming Companies, Inc.                                                              28                    239
      Franklin Covey Co.                                                                   15                    130(A)
      FTI Consulting, Inc.                                                                  3                      9(A)
      Gradco Systems, Inc.                                                                  5                     10(A)
      GRC International, Inc.                                                               3                     22(A)
      Healthcare Services Group, Inc.                                                       1                      9(A)
      Kennametal Inc.                                                                      20                    357
      LAI Worldwide, Inc.                                                                   2                     13(A)
      Lawson Products, Inc.                                                                 6                    119
      Leasing Solutions, Inc.                                                               6                     13(A)
      Mail-Well, Inc.                                                                      17                    223(A)
      Maxco, Inc.                                                                           1                      7(A)
      Merrill Corporation                                                                  11                    147
      Nash-Finch Company                                                                    8                     69
      Olsten Corporation                                                                    4                     26
      Perini Corporation                                                                    2                      9(A)
      Physicians' Specialty Corp.                                                           3                     17(A)
      PrimeSource Corporation                                                               4                     20
      REFAC Technology Development Corporation                                              3                     15(A)
      Robertson-Ceco Corporation                                                            4                     27(A)
      Rush Enterprises, Inc.                                                                2                     17(A)
      SOS Staffing Services, Inc.                                                           6                     49(A)
      The Turner Corporation                                                                2                     34(A)
      Tufco Technologies, Inc.                                                              3                     19(A)
      Veritas DGC Inc.                                                                     15                    217(A)
      Westaff, Inc.                                                                         4                     21(A)
      Winsloew Furniture, Inc.                                                              5                    158(A)
      Winston Resources, Inc.                                                               2                      7(A)
                                                                                                            --------
                                                                                                               3,569
                                                                                                            --------
      Computer Services and Systems -- 0.8%
      Autologic Information International, Inc.                                             1                      5(A)
      CHS Electronics, Inc.                                                                10                     32(A)
      Cognitronics Corporation                                                              3                     21(A)



                                                                                      Shares/Par              Value
------------------------------------------------------------------------------------------------------------------------
      Computer Services and Systems -- Continued
      Kentek Information Systems, Inc.                                                      4                   $ 25
      MTI Technology Corp.                                                                  9                     48(A)
      MTS Systems Corporation                                                              10                     98
      NeoMagic Corporation                                                                  4                     42(A)
      ONTRACK Data International Inc.                                                       2                      7(A)
      PSC Inc.                                                                              6                     52(A)
      Scan-Optics, Inc.                                                                     3                      9(A)
      STB Systems, Inc.                                                                     7                     57(A)
      The MacNeal-Schwendler Corporation                                                    9                     56(A)
                                                                                                            --------
                                                                                                                 452
                                                                                                            --------
      Construction and Building Materials -- 4.0%
      Ameron International Corporation                                                      3                     92
      Aztec Manufacturing Co.                                                               2                     20
      Baltek Corporation                                                                    1                      5(A)
      Beazer Homes USA, Inc.                                                                3                     69(A)
      Building Materials Holding Corporation                                                9                     87(A)
      Del Webb Corporation                                                                 12                    258
      Dominion Homes, Inc.                                                                  4                     32(A)
      Engle Homes, Inc.                                                                     8                     85
      Hovnanian Enterprises, Inc.                                                          15                    110(A)
      Hughes Supply, Inc.                                                                  16                    373
      International Aluminum Corporation                                                    2                     57
      Kevco, Inc.                                                                           3                     11(A)
      Lone Star Industries, Inc.                                                            8                    254
      M/I Schottenstein Homes, Inc.                                                         6                    107
      Patrick Industries, Inc.                                                              2                     31
      Republic Group Incorporated                                                           7                    112
      Southern Energy Homes, Inc.                                                           9                     46(A)
      Standard Pacific Corp.                                                               20                    261
      The Fortress Group, Inc.                                                              8                     15
      U.S. Home Corporation                                                                 9                    304(A)
      Washington Homes, Inc.                                                                3                     16(A)
                                                                                                            --------
                                                                                                               2,345
                                                                                                            --------
      Consumer Durables -- 3.4%
      Boston Acoustics, Inc.                                                                3                     41
      Catalina Lighting, Inc.                                                               3                      8(A)
      Chromcraft Revington, Inc.                                                            4                     55(A)
      Cobra Electronics Corporation                                                         3                     13(A)


Legg Mason Investors Trust, Inc.



U.S. Small-Capitalization Value Trust -- Continued


                                                                                      Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
      Consumer Durables -- Continued
      Concord Camera Corp.                                                                  7                  $  28(A)
      Congoleum Corporation                                                                 6                     41(A)
      Conso International Corporation                                                       5                     31(A)
      EKCO Group, Inc.                                                                     13                     45(A)
      Flexsteel Industries, Inc.                                                            3                     35
      Harman International Industries, Incorporated                                         7                    257
      Home Products International, Inc.                                                     6                     50(A)
      Koss Corporation                                                                      2                     26(A)
      Libbey Inc.                                                                          12                    372
      Lifetime Hoan Corporation                                                             5                     45
      Mikasa, Inc.                                                                          8                     56
      O'Sullivan Industry Holdings, Inc.                                                    3                     40(A)
      Russ Berrie and Company, Inc.                                                        14                    366
      Sensory Science Corporation                                                           5                     13(A)
      Sola International, Inc.                                                             18                    216(A)
      The L. S. Starrett Company                                                            3                     73
      The York Group, Inc.                                                                  6                     47
      Windmere-Durable Holdings, Inc.                                                      15                    106(A)
                                                                                                            --------
                                                                                                               1,964
                                                                                                            --------
      Consumer Non-Durables -- 0.8%
      American Safety Razor Company                                                         9                    122(A)
      CCA Industries, Inc.                                                                  3                      4(A)
      Day Runner, Inc.                                                                      9                    110(A)
      Educational Development Corporation                                                   3                      7
      French Fragrances, Inc.                                                               9                     50(A)
      Jean Philippe Fragrances, Inc.                                                        3                     17(A)
      Rural/Metro Corporation                                                              10                     79(A)
      Seattle FilmWorks, Inc.                                                              11                     32(A)
      The Stephan Co.                                                                       3                     22
                                                                                                            --------
                                                                                                                 443
                                                                                                            --------
      Electrical Equipment and Electronics -- 3.5%
      Acme Electric Corporation                                                             3                     12(A)
      Align-Rite International, Inc.                                                        4                     47(A)
      AlphaNet Solutions, Inc.                                                              4                     14(A)
      Amistar Corporation                                                                   1                      3(A)
      Axsys Technologies, Inc.                                                              2                     39(A)
      Belden Inc.                                                                          16                    278




                                                                                      Shares/Par              Value
------------------------------------------------------------------------------------------------------------------------
      Electrical Equipment and Electronics -- Continued
      CompuCom Systems, Inc.                                                               24                   $ 71(A)
      C. P. Clare Corporation                                                               5                     18(A)
      Diodes Incorporated                                                                   3                     17(A)
      EFTC Corporation                                                                      7                     32(A)
      General Semiconductor, Inc.                                                          25                    182(A)
      Graham Corporation                                                                    1                      9(A)
      InaCom Corp.                                                                         12                     94(A)
      Integrated Circuit Systems, Inc.                                                      9                    161(A)
      LaBarge, Inc.                                                                         6                     14(A)
      MagneTek, Inc.                                                                       33                    279(A)
      Marshall Industries                                                                   3                     34(A)
      Microsemi Corporation                                                                 4                     34(A)
      Nu Horizons Electronics Corp.                                                         5                     19(A)
      Optek Technology, Inc.                                                                2                     26(A)
      Orbit International Corp.                                                             1                      2(A)
      Percon Incorporated                                                                   2                     11(A)
      Pioneer-Standard Electronics, Inc.                                                   18                    118
      Powell Industries, Inc.                                                               6                     51(A)
      Recoton Corporation                                                                   2                     31(A)
      Reliability Incorporated                                                              2                      9(A)
      RF Monolithics, Inc.                                                                  3                     17(A)
      Richardson Electronics, Ltd.                                                          8                     44
      SeaMED Corporation                                                                    4                     35(A)
      SEMX Corporation                                                                      2                      3(A)
      Sparton Corporation                                                                   1                      8(A)
      Spectrum Control, Inc.                                                                4                     17(A)
      Tech-Sym Corporation                                                                  1                     25(A)
      The Cherry Corporation                                                                5                     65(A)
      UCAR International, Inc.                                                             14                    192(A)
      Video Display Corporation                                                             2                     11(A)
      Woodhead Industries, Inc.                                                             5                     51
                                                                                                            --------
                                                                                                               2,073
                                                                                                            --------
      Entertainment and Leisure -- 3.9%
      Anchor Gaming                                                                         8                    359(A)
      Arctic Cat, Inc.                                                                     20                    203
      Boyd Gaming Corporation                                                              45                    190(A)
      Cannondale Corporation                                                                6                     49(A)
      Equity Marketing, Inc.                                                                3                     17(A)
      Fountain Powerboat Industries, Inc.                                                   3                     13(A)
      Holiday RV Superstores, Incorporated                                                  2                      5(A)
      Inland Entertainment Corporation                                                      3                      8(A)
      Isle of Capri Casinos, Inc.                                                          13                     58(A)


Legg Mason Investors Trust, Inc.


                                                                                      Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
      Entertainment and Leisure -- Continued
      Lakes Gaming, Inc.                                                                    8                   $ 63
      Lodgian, Inc.                                                                         7                     31(A)
      MGM Grand Inc.                                                                        5                    175(A)
      Midway Games Inc.                                                                    28                    239(A)
      Park Place Entertainment Corporation                                                 31                    231(A)
      Play By Play Toys & Novelties, Inc.                                                   4                     24(A)
      PlayCore, Inc.                                                                        3                     15(A)
      Prime Hospitality Corp.                                                              35                    348(A)
      Quintel Communications, Inc.                                                          9                      8(A)
      Scientific Games Holdings Corp.                                                       8                    146(A)
      Suburban Lodges of America, Inc.                                                      1                      8(A)
      Winnebago Industries, Inc.                                                            7                    104
                                                                                                            --------
                                                                                                               2,294
                                                                                                            --------
      Financial Services -- 4.7%
      Advanta Corp.                                                                        18                    196
      Amplicon, Inc.                                                                        6                     64
      AMRESCO, INC.                                                                        15                    118(A)
      Arcadia Financial Ltd.                                                               28                    134(A)
      ARM Financial Group, Inc.                                                             7                    108
      BankAtlantic Bancorp, Inc.                                                           14                    100
      CPB Inc.                                                                              2                     43
      Dain Rauscher Corporation                                                             5                    156
      Delta Financial Corporation                                                          11                     59(A)
      Fidelity National Financial, Inc.                                                    19                    291
      First Alliance Corporation                                                           14                     52(A)
      FirstCity Financial Corporation                                                       5                     53(A)
      FirstFed Financial Corp.                                                             14                    231(A)
      Hambrecht & Quist Group                                                               9                    305(A)
      Hawthorne Financial Corporation                                                       1                     15(A)
      IMC Mortgage Company                                                                 16                      3(A)
      Interpool, Inc.                                                                      11                    148
      JWGenesis Financial Corp.                                                             2                     20(A)
      Merchants Bancshares, Inc.                                                            3                     62
      Pacific Crest Capital, Inc.                                                           1                     14
      Parkvale Financial Corporation                                                        3                     55
      Resource Bancshares Mortgage Group, Inc.                                             17                    220
      Southern Pacific Funding Corporation                                                 11                      2(A)
      Southwest Securities Group, Inc.                                                      7                    189
      Stifel Financial Corp.                                                                2                     19
      Sunrise International Leasing Corporation                                             5                     18(A)
      United Companies Financial Corporation                                               20                      7
      World Acceptance Corporation                                                         10                     51(A)
                                                                                                            --------
                                                                                                               2,733
                                                                                                            --------




                                                                                      Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
      Food, Beverage and Tobacco -- 1.9%
      Cal-Maine Foods, Inc.                                                                 5                   $ 25
      Chock Full o' Nuts Corporation                                                        6                     32(A)
      Eagle Food Centers, Inc.                                                              6                     17(A)
      General Cigar Holdings, Inc.                                                         10                     93(A)
      Herbalife International, Inc.                                                        20                    240
      John B. Sanfilippo & Son, Inc.                                                        5                     16(A)
      M&F Worldwide Corp.                                                                  13                     91(A)
      Marsh Supermarkets, Inc.                                                              3                     39
      Natural Alternatives International, Inc.                                              4                     19(A)
      Pilgrim's Pride Corporation                                                           7                    115
      Rocky Mountain Chocolate Factory, Inc.                                                2                      6(A)
      Schweitzer-Mauduit International, Inc.                                               10                    116
      Standard Commercial Corporation                                                       7                     33
      Suprema Specialties, Inc.                                                             1                      6(A)
      Swisher International Group, Inc.                                                    22                    194(A)
      Todhunter International, Inc.                                                         2                     15(A)
      Weider Nutrition International, Inc.                                                 16                     74
                                                                                                            --------
                                                                                                               1,131
                                                                                                            --------
      Gas/Pipeline -- 6.0%
      Adams Resources &Energy                                                               3                     16
      Frontier Oil Corporation                                                             19                     96(A)
      Gulf Islands Fabrication, Inc.                                                        8                     88(A)
      Lufkin Industries, Inc.                                                               5                     79
      Marine Drilling Companies, Inc.                                                      33                    362(A)
      Mitcham Industries, Inc.                                                              7                     28(A)
      National-Oilwell, Inc.                                                               36                    417(A)
      Pool Energy Services Co.                                                             11                    161(A)
      Pride International, Inc.                                                            36                    299(A)
      Rowan Companies, Inc.                                                                 8                     99(A)
      Royale Energy, Inc.                                                                   1                      4(A)
      SEACOR Smit Inc.                                                                     10                    516(A)
      Seitel, Inc.                                                                         10                    132(A)
      Superior Energy Services, Inc.                                                       15                     52(A)
      Swift Energy Company                                                                 10                     88(A)
      Tesoro Petroleum Corporation                                                          9                    102(A)
      Trico Marine Services, Inc.                                                          15                     84(A)
      Tuboscope Inc.                                                                       32                    291(A)
      Varco International, Inc.                                                            44                    491(A)
      World Fuel Services Corporation                                                       9                     99
                                                                                                            --------
                                                                                                               3,504
                                                                                                            --------


Legg Mason Investors Trust, Inc.


                                                                                      Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
      Health Care -- 1.8%
      American Dental Technologies, Inc.                                                    5                  $  20(A)
      American Physicians Service Group, Inc.                                               2                      4(A)
      Beverly Enterprises, Inc.                                                            10                     50(A)
      BioSource International, Inc.                                                         4                     17(A)
      CompDent Corporation                                                                  4                     50(A)
      Genesis Health Ventures, Inc.                                                        24                    117(A)
      Horizon Health Corporation                                                            1                      9(A)
      Integrated Health Services, Inc.                                                     35                    194(A)
      Medstone International, Inc.                                                          3                     19(A)
      Mesa Laboratories, Inc.                                                               2                      9(A)
      NovaCare, Inc.                                                                       23                     40(A)
      PharMerica, Inc.                                                                     16                     80(A)
      PhyMatrix Corp.                                                                      18                     31(A)
      ProMedCo Management Company                                                           9                     41(A)
      Raytel Medical Corporation                                                            6                     24(A)
      RehabCare Group, Inc.                                                                 2                     33(A)
      Response Oncology, Inc.                                                               7                     20(A)
      Sheridan Healthcare, Inc.                                                             6                     47(A)
      Sierra Health Services, Inc.                                                          6                     82(A)
      Specialty Care Network, Inc.                                                          6                      4(A)
      Sun Healthcare Group, Inc.                                                           45                     45(A)
      Unilab Corporation                                                                   28                     88(A)
      Utah Medical Products, Inc.                                                           3                     19(A)
                                                                                                            --------
                                                                                                               1,043
                                                                                                            --------
      Industrial -- 5.9%
      ACX Technologies, Inc.                                                               20                    260(A)
      AGCO Corporation                                                                     43                    282
      Alamo Group Inc.                                                                      4                     31
      Allied Products Corporation                                                           9                     26
      American Biltrite, Inc.                                                               3                     47
      Ampco-Pittsburgh Corporation                                                          7                     65
      Applied Industrial Technologies, Inc.                                                15                    168
      Bairnco Corporation                                                                   6                     26
      Baldwin Technology Company, Inc.                                                     13                     39(A)
      Bridgeport Machines, Inc.                                                             4                     23(A)
      Cascade Corporation                                                                   8                     80
      Channell Commercial Corporation                                                       5                     43(A)
      Chart Industries, Inc.                                                                3                     18
      Commercial Intertech Corp.                                                           10                    108
      CPAC, Inc.                                                                            4                     27




                                                                                       Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
      Industrial -- Continued
      DT Industries, Inc.                                                                   7                  $  51
      Flowserve Corporation                                                                16                    255
      Foilmark, Inc.                                                                        3                      5(A)
      Gehl Company                                                                          4                     52(A)
      Gradall Industries, Inc.                                                              6                     78(A)
      Hardinge, Inc.                                                                        6                     88
      Haskel International, Inc.                                                            3                     31
      Hirsch International Corp.                                                            5                     11(A)
      ITEQ, Inc.                                                                           19                     39(A)
      Lindsay Manufacturing Co.                                                             5                     95
      Lydall, Inc.                                                                          4                     36(A)
      Milacron Inc.                                                                        27                    420
      O.I. Corporation                                                                      2                      9(A)
      Plasma-Therm, Inc.                                                                    2                      5(A)
      Printware, Inc.                                                                       2                      5(A)
      Regal-Beloit Corporation                                                             13                    238
      Selas Corporation of America                                                          2                     13
      Specialty Equipment Companies, Inc.                                                   8                    227(A)
      Stewart & Stevenson Services, Inc.                                                    6                     48
      Summa Industries                                                                      3                     27(A)
      Supreme Industries, Inc.                                                              5                     35(A)
      TB Wood's Corporation                                                                 4                     45
      The Carbide/Graphite Group, Inc.                                                      6                     62(A)
      The Middleby Corporation                                                              5                     19(A)
      Triple S Plastics, Inc.                                                               2                      5(A)
      Twin Disc, Incorporated                                                               1                     21
      Watts Industries, Inc.                                                               20                    264
      York Research Corporation                                                             3                     14(A)
                                                                                                            --------
                                                                                                               3,441
                                                                                                            --------
      Insurance -- 8.1%
      Acceptance Insurance Companies Inc.                                                  10                    130(A)
      Amerin Corporation                                                                   10                    199(A)
      AmerUs Life Holdings, Inc.                                                           22                    528
      Bancinsurance Corporation                                                             2                     13(A)
      Capital Re Corporation                                                               23                    393
      Chartwell Re Corporation                                                              6                    105
      Donegal Group Inc.                                                                    3                     42
      EMC Insurance Group, Inc.                                                             6                     71
      Foremost Corporation of America                                                      20                    402


Legg Mason Investors Trust, Inc.


                                                                                      Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
      Insurance -- Continued
      Frontier Insurance Group, Inc.                                                       27                $   322
      Harleysville Group Inc.                                                              16                    302
      Kaye Group Inc.                                                                       4                     31
      Life USA Holding, Inc.                                                               14                    145
      Merchants Group, Inc.                                                                 1                     21
      MMI Companies, Inc.                                                                  12                    185
      Mobile America Corporation                                                            5                     14
      NAC Re Corp.                                                                          7                    392
      National Western Life Insurance Company                                               1                    137(A)
      Nymagic, Inc.                                                                         3                     42
      Penn-America Group, Inc.                                                              6                     68
      Presidential Life Corporation                                                         1                     13
      PXRE Corporation                                                                      9                    164
      SCPIE Holdings Inc.                                                                   4                    114
      Selective Insurance Group, Inc.                                                      21                    372
      Standard Management Corporation                                                       5                     31(A)
      The Centris Group, Inc.                                                               8                     81
      The Midland Company                                                                   3                     82
      The Navigators Group, Inc.                                                            6                     85(A)
      Trenwick Group Inc.                                                                   6                    180
      Unico American Corporation                                                            4                     43
                                                                                                            --------
                                                                                                               4,707
                                                                                                            --------
      Metals and Mining -- 7.6%
      Alltrista Corporation                                                                 6                    113(A)
      Armco Inc.                                                                           78                    346(A)
      Atchison Casting Corporation                                                          5                     44(A)
      Bayou Steel Corporation                                                               8                     26(A)
      Carpenter Technology Corporation                                                     21                    555
      Century Aluminum Corporation                                                          4                     21
      Chase Industries, Inc.                                                               11                     84(A)
      Citation Corporation                                                                 11                    116(A)
      Cleveland-Cliffs Inc.                                                                 7                    245
      Commercial Metals Company                                                             9                    188
      Friedman Industries, Incorporated                                                     4                     16
      Intermet Corporation                                                                 19                    249
      Kaiser Aluminum Corporation                                                          43                    232(A)
      Metals USA, Inc.                                                                     26                    227(A)
      National Steel Corporation                                                           23                    187
      Niagara Corporation                                                                   4                     23(A)
      Northwest Pipe Company                                                                4                     73(A)



                                                                                      Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
      Metals and Mining -- Continued
      Penn Engineering &Manufacturing Corp.                                                 4                $    82
      Quanex Corporation                                                                   10                    160
      ROHN Industries, Inc.                                                                34                     76(A)
      RTI International Metals, Inc.                                                       15                    139(A)
      Shiloh Industries, Inc.                                                               4                     45(A)
      Special Metals Corporation                                                           11                     55(A)
      Steel Technologies Inc.                                                               8                     60
      Texas Industries, Inc.                                                               15                    360
      The Shaw Group Inc.                                                                   8                    110(A)
      Titanium Metals Corporation                                                          17                     97
      Universal Stainless & Alloy Products, Inc.                                            4                     26(A)
      Webco Industries, Inc.                                                                4                     19(A)
      Wolverine Tube, Inc.                                                                 10                    215(A)
      Wyman-Gordon Company                                                                 25                    230(A)
      Zemex Corporation                                                                     3                     14(A)
                                                                                                            --------
                                                                                                               4,433
                                                                                                            --------
      Miscellaneous Manufacturing -- 4.4%
      A.O. Smith Corporation                                                                9                    169
      Columbus McKinnon Corporation                                                        10                    199
      Core Materials Corporation                                                            2                      5(A)
      Global Industrial Technologies, Inc.                                                  9                     93(A)
      Griffon Corporation                                                                  21                    142(A)
      Hexcel Corporation                                                                   23                    165(A)
      Jason Incorporated                                                                   11                     90(A)
      MascoTech, Inc.                                                                      32                    502
      Metrika Systems Corporation                                                           4                     31(A)
      MFRI, Inc.                                                                            1                      4(A)
      NACCO Industries, Inc.                                                                3                    222
      Q.E.P. Co., Inc.                                                                      1                      8(A)
      Robbins & Myers, Inc.                                                                 1                      9
      RPC, Inc.                                                                             5                     34
      Shelby Williams Industries, Inc.                                                      7                     63
      Standex International Corporation                                                     8                    179
      The Dexter Corporation                                                               13                    394
      The Eastern Company                                                                   1                     20
      TransAct Technologies Incorporated                                                    3                      7(A)
      TransTechnology Corporation                                                           4                     64
      U.S. Office Products Company                                                         11                     46(A)
      Valmont Industries, Inc.                                                              6                     88
      WPI Group, Inc.                                                                       4                     14(A)
                                                                                                            --------
                                                                                                               2,548
                                                                                                            --------


Legg Mason Investors Trust, Inc.


U.S. Small-Capitalization Value Trust -- Continued



                                                                                      Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
      Process Industries -- 2.1%
      Buckeye Technologies Inc.                                                            24                 $  341(A)
      P.H. Glatfelter Company                                                              23                    252
      Rock-Tenn Company                                                                    22                    337
      Silgan Holdings Inc.                                                                 13                    217(A)
      The Anderson's, Inc.                                                                  5                     58
                                                                                                            --------
                                                                                                               1,205
                                                                                                            --------
      Real Estate -- 0.3%
      AMREP Corporation                                                                     5                     25(A)
      Bluegreen Corporation                                                                13                     65(A)
      DeWolfe Companies, Inc.                                                               2                     15(A)
      Grubb & Ellis Company                                                                14                     89(A)
      ILX Resorts Incorporated                                                              1                      2(A)
                                                                                                            --------
                                                                                                                 196
                                                                                                            --------
      Restaurants -- 1.8%
      Ark Restaurants Corp.                                                                 3                     26(A)
      Blimpie International, Inc.                                                           6                     15
      Cooker Restaurant Corporation                                                         6                     33
      ELXSI Corporation                                                                     3                     26(A)
      Landry's Seafood Restaurants, Inc.                                                   22                    140(A)
      Lone Star Steakhouse & Saloon, Inc.                                                  25                    253(A)
      Luby's, Inc.                                                                          8                    135
      Main Street &Main Inc.                                                                6                     20(A)
      Max & Erma's Restaurants, Inc.                                                        2                     12(A)
      Piccadilly Cafeterias, Inc.                                                           4                     45
      Rainforest Cafe, Inc.                                                                10                     50(A)
      Ryan's Family Steak Houses, Inc.                                                     22                    269(A)
      Sizzler International, Inc.                                                          12                     22(A)
                                                                                                            --------
                                                                                                               1,046
                                                                                                            --------
      Retail -- 2.8%
      Barnett Inc.                                                                          6                     48(A)
      Blair Corporation                                                                     7                    104
      Boise Cascade Office Products Corporation                                            30                    334(A)
      Coldwater Creek Inc.                                                                  2                     22(A)
      Cole National Corporation                                                             3                     49(A)
      Duckwall-ALCO Stores, Inc.                                                            4                     34(A)
      EZCORP, Inc.                                                                          5                     34
      Finlay Enterprises, Inc.                                                              7                     77(A)
      Friedman's Inc.                                                                      13                    112
      Funco, Inc.                                                                           3                     73(A)
      Garden Ridge Corporation                                                              6                     44(A)


                                                                                      Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
      Retail -- Continued
      Lands' End, Inc.                                                                      8                  $ 291(A)
      Oneida Ltd.                                                                           9                    148
      Pamida Holdings Corporation                                                           3                     10(A)
      Piercing Pagoda, Inc.                                                                 3                     29(A)
      RDO Equipment Co.                                                                     6                     57(A)
      REX Stores Corporation                                                                5                     53(A)
      Specialty Catalog Corp.                                                               1                      4(A)
      Sport Supply Group, Inc.                                                              2                     12(A)
      The Bon-Ton Stores, Inc.                                                             10                     71(A)
      The Sportman's Guide, Inc.                                                            2                     12(A)
      Travel Ports of America, Inc.                                                         3                      9(A)
      Wolohan Lumber Co.                                                                    3                     41
                                                                                                            --------
                                                                                                               1,668
                                                                                                            --------
      Technology -- 0.6%
      Cohu, Inc.                                                                            4                     86
      Equinox Systems, Inc.                                                                 2                     19(A)
      Excel Technology, Inc.                                                                6                     59(A)
      Hurco Companies, Inc.                                                                 4                     19(A)
      K-Tron International, Inc.                                                            2                     38(A)
      Moore Products Company                                                                1                     25
      ThermoQuest Corporation                                                               7                     80(A)
      Vivid Technologies, Inc.                                                              5                     22(A)
                                                                                                            --------
                                                                                                                 348
                                                                                                            --------
      Telecommunications -- 0.4%
      Applied Signal Technology, Inc.                                                       6                     36(A)
      Blonder Tongue Laboratories, Inc.                                                     6                     28(A)
      Communication Systems, Inc.                                                           3                     30
      Davox Corporation                                                                     5                     30(A)
      Hector Communications Corporation                                                     2                     14(A)
      Tollgrade Communications, Inc.                                                        2                     35(A)
      Vertex Communications Corporation                                                     4                     56(A)
                                                                                                            --------
                                                                                                                 229
                                                                                                            --------
      Textiles -- 1.1%
      Burlington Industries, Inc.                                                          45                    297(A)
      Concord Fabrics Inc.                                                                  2                      7(A)



Legg Mason Investors Trust, Inc.


                                                                                      Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
      Textiles -- Continued
      Decorator Industries, Inc.                                                            1                $     7
      Dyersburg Corporation                                                                 8                     13
      Galey & Lord, Inc.                                                                    9                     38(A)
      Guilford Mills, Inc.                                                                  5                     46
      Interface, Inc.                                                                       9                     82
      Lakeland Industries, Inc.                                                             1                      5(A)
      Quaker Fabric Corporation                                                             2                     11(A)
      Synthetic Industries, Inc.                                                            5                     78(A)
      The Dixie Group, Inc.                                                                 7                     51
                                                                                                            --------
                                                                                                                 635
                                                                                                            --------
      Transportation -- 6.0%
      America West Holdings Corporation                                                    31                    587(A)
      Arkansas Best Corporation                                                            14                     97(A)
      Arnold Industries, Inc.                                                              17                    245
      Boyd Bros. Transportation Inc.                                                        2                     17(A)
      Circle International Group, Inc.                                                      7                     95
      Consolidated Delivery & Logistics, Inc.                                               3                     10(A)
      Consolidated Freightways Corporation                                                 15                    172(A)
      Covenant Transport, Inc.                                                              6                     82(A)
      Dynamex Inc.                                                                          2                      5(A)
      Genesee & Wyoming Inc.                                                                3                     31(A)
      Hvide Marine Incorporated                                                            11                     48(A)
      Kitty Hawk, Inc.                                                                     12                     97(A)
      Offshore Logistics, Inc.                                                             16                    184(A)
      Old Dominion Freight Line, Inc.                                                       5                     59(A)
      P.A.M. Transportation Services, Inc.                                                  5                     45(A)
      Pittison BAX Group                                                                   14                    100
      RailTex, Inc.                                                                         6                     66(A)
      Roadway Express, Inc.                                                                15                    254
      Smithway Motor Xpress Corp.                                                           3                     21(A)
      The Greenbrier Companies, Inc.                                                       10                     92
      Transport Corporation of America, Inc.                                                5                     55(A)
      USA Truck, Inc.                                                                       3                     35(A)
      USFreightways Corporation                                                            17                    542
      U.S. Xpress Enterprises, Inc.                                                         8                     95(A)
      Varlen Corporation                                                                   11                    240
      Yellow Corporation                                                                   14                    238(A)
                                                                                                            --------
                                                                                                               3,512
                                                                                                            --------




                                                                                      Shares/Par              Value
----------------------------------------------------------------------------------------------------------------------
      Utilities-- 1.5%
      Calpine Corporation                                                                   4                 $  156(A)
      El Paso Electric Company                                                             23                    177(A)
      Public Service Company of New Mexico                                                 22                    379
      TNP Enterprises, Inc.                                                                 7                    190
                                                                                                            --------
                                                                                                                 902
                                                                                                            --------
      Total Common Stocks and Equity Interests
        (Identified Cost-- $67,277)                                                                           55,369
----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements -- 4.8%
      J.P. Morgan Securities, Inc.
        4.95%, dated 3/31/99, to be repurchased at $1,409 on 4/1/99
        (Collateral: $1,492 Government National Mortgage Association
        mortgage-backed securities, 6% due 1/1/29, value $1,455)                       $1,409                  1,409
      Merrill Lynch & Co., Inc.
        4.95%, dated 3/31/99, to be repurchased at $1,409 on 4/1/99
        (Collateral: $1,433 Fannie Mae mortgage-backed securities,
        7% due 5/1/28, value $1,460)                                                    1,408                  1,408
                                                                                                            --------
      Total Repurchase Agreements  (Identified Cost-- $2,817)                                                  2,817
----------------------------------------------------------------------------------------------------------------------
      Total Investments-- 99.6%  (Identified Cost-- $70,094)                                                  58,186
      Other Assets Less Liabilities-- 0.4%                                                                       219
                                                                                                            --------

      Net assets consisting of:
      Accumulated paid-in capital applicable to:
        7,475 Primary shares outstanding                                              $69,296
            5 Navigator shares outstanding                                                 50
      Undistributed net realized gain on investments                                      967
      Unrealized depreciation of investments                                          (11,908)
                                                                                     --------
      Net assets-- 100%                                                                                      $58,405
                                                                                                             =======
      Net asset value per share:
        Primary Class                                                                                          $7.81
                                                                                                               =====
        Navigator Class                                                                                        $7.88
                                                                                                               =====
----------------------------------------------------------------------------------------------------------------------

      (A) Non-income producing.

      See notes to financial statements.

Statements of Operations
Legg Mason Investors Trust, Inc.
(Amounts in Thousands)




                                                                                             Year Ended 3/31/99
                                                                                ----------------------------------------------
                                                                                                                 U.S.
                                                                                  American Leading       Small-Capitalization
                                                                                   Companies Trust          Value Trust(A)
------------------------------------------------------------------------------------------------------------------------------
Investment Income:
      Dividends(B)                                                                     $ 3,001                   $ 412
      Interest                                                                             450                     193
                                                                                     ---------               ---------
          Total income                                                                   3,451                     605
                                                                                     ---------               ---------

Expenses:
      Management fee                                                                     1,655                     330
      Distribution and service fees                                                      2,207                     388
      Transfer agent and shareholder servicing expense                                     156                      42
      Audit and legal fees                                                                  40                      19
      Custodian fee                                                                         98                      94
      Directors' fees                                                                        5                       3
      Organization expense                                                                   8                      --
      Registration fees                                                                     32                      21
      Reports to shareholders                                                               62                      26
      Other expenses                                                                         6                       1
                                                                                     ---------               ---------
                                                                                         4,269                     924
          Less fees waived                                                                  --                    (148)
                                                                                     ---------               ---------
          Total expenses, net of waivers                                                 4,269                     776
                                                                                     ---------               ---------
      Net Investment Income (Loss)                                                        (818)                   (171)
                                                                                     ---------               ---------

Net Realized and Unrealized Gain (Loss) on Investments:
      Realized gain (loss) on investments                                                8,963                   1,138
      Change in unrealized appreciation (depreciation) of investments                   37,543                 (11,908)
                                                                                     ---------               ---------
      Net Realized and Unrealized Gain (Loss) on Investments                            46,506                 (10,770)
----------------------------------------------------------------------------------------------------------------------
      Change in Net Assets Resulting From Operations                                  $ 45,688                $(10,941)
----------------------------------------------------------------------------------------------------------------------

      (A) Commencement of operations -- June 15, 1998.
      (B) Net of foreign taxes withheld of $24 and $0, respectively.


      See notes to financial statements.

Statements of Changes in Net Assets
Legg Mason Investors Trust, Inc.
(Amounts in Thousands)


                                                                                                              U.S. Small-
                                                                           American Leading                 Capitalization
                                                                            Companies Trust                   Value Trust
                                                                       -----------------------------     -------------------
                                                                                                              6/15/98(A)
                                                                              Year Ended                          to
                                                                         3/31/99        3/31/98                 3/31/99
----------------------------------------------------------------------------------------------------------------------------
Change in Net Assets:

      Net investment income (loss)                                      $   (818)      $   (429)               $   (171)

      Net realized gain (loss) on investments                              8,963         17,728                   1,138

      Change in unrealized appreciation (depreciation)
        of investments                                                    37,543         27,211                 (11,908)
----------------------------------------------------------------------------------------------------------------------------
      Change in net assets resulting from operations                      45,688         44,510                 (10,941)
      Distributions to shareholders:
      From net investment income:
           Primary Class                                                     --              --                      --
           Navigator Class                                                   --              --                      --
      From net realized gain on investments:
           Primary Class                                                  (8,688)       (17,081)                     --
           Navigator Class                                                    --             (7)                     --
      Change in net assets from Fund share transactions:
           Primary Class                                                  51,631         68,104                  69,295
           Navigator Class                                                   (82)            15                      50
----------------------------------------------------------------------------------------------------------------------------
      Change in net assets                                                88,549         95,541                  58,404

Net Assets:
      Beginning of period                                                200,408        104,867                       1
----------------------------------------------------------------------------------------------------------------------------
      End of period                                                     $288,957       $200,408                 $58,405
----------------------------------------------------------------------------------------------------------------------------
      Undistributed net investment income (loss)                        $    --        $     --                 $    --
----------------------------------------------------------------------------------------------------------------------------

      (A) Commencement of operations.

      See notes to financial statements.

FINANCIAL HIGHLIGHTS
LEGG MASON INVESTORS TRUST, INC.


     Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.






                                            Investment Operations                      Distributions
                                        -----------------------------------    --------------------------------------
                                                                                              From
                            Net Asset     Net      Net Realized      Total        From         Net                     Net Asset
                             Value,    Investment  and Unrealized    From         Net        Realized                    Value,
                            Beginning    Income   Gain (Loss) on  Investment   Investment      Gain on        Total     End of
                             of Year     (Loss)     Investments   Operations     Income      Investments  Distributions  Year
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN LEADING COMPANIES

      -- Navigator Class

        Years Ended Mar. 31,
        1999(C)                 $17.95   $ .08          $.23       $.31         $--       $ (.46)      $ (.46)         $17.80
        1998                     14.71     .10(A)       4.99       5.09          --        (1.85)       (1.85)          17.95
        1997(D)                  13.30     .07(A)       1.94       2.01        (.12)        (.48)        (.60)          14.71

U.S. SMALL-CAPITALIZATION VALUE TRUST

      -- Navigator Class

        Period Ended March 31,
        1999(E)                 $ 9.92   $ .05(B)     $(2.09)    $(2.04)        $--          $--          $--          $ 7.88
----------------------------------------------------------------------------------------------------------------------





                                                                Ratios/Supplemental Data
                                      -------------------------------------------------------------------------------
                                                                     Net
                                                                  Investment                      Net Assets,
                                                     Expenses    Income (Loss)   Portfolio          End of
                                         Total      to Average    to Average     Turnover            Year
                                        Return      Net Assets    Net Assets       Rate         (in thousands)
----------------------------------------------------------------------------------------------------------------------

AMERICAN LEADING COMPANIES

      -- Navigator Class

        Years Ended Mar. 31,
        1999(C)                         1.84%(F)      .94%(A,G)      .65%(A,G)      47.6%(G)         $--
        1998                           36.68%         .93%(A)        .74%(A)        51.4%             82
        1997(D)                        15.16%(F)      .86%(A,G)      .98%(A,G)      55.7%(G)          55

U.S. SMALL-CAPITALIZATION VALUE TRUST

      -- Navigator Class

        Period Ended March 31,
        1999(E)                       (20.56)%(F)     .90%(B,G)      .71%(B,G)       29.5%(G)         $40
----------------------------------------------------------------------------------------------------------------------

(a) Net of fees waived pursuant to a voluntary expense limitation of 0.95% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for the period October 4, 1996, to March 31, 1997, for the year ended March 31, 1998 ,and for the period ended December 3, 1998, would have been 0.97%, 0.98% and 0.95%, respectively.
(b) Net of fees waived pursuant to a voluntary expense limitation of 1.00% of average daily net assets. If no fees had been waived by LMFA, the annualized ratio of expenses to average daily net assets for the period June 19, 1998, to March 31, 1999, would have been 1.28%.
(c) American Leading Companies Navigator shares were redeemed on December 3, 1998, and information is for the period then ended.
(d) For the period October 4, 1996 (commencement of sale of Navigator Class shares) to March 31, 1997.
(e) For the period June 19, 1998 (commencement of sale of Navigator Class shares) to March 31, 1999.
(f) Not annualized.
(g) Annualized.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
LEGG MASON INVESTORS TRUST, INC.
(Amounts in Thousands)

------------------------------------------------------------------------------





1. SIGNIFICANT ACCOUNTING POLICIES:
          The Legg Mason Investors Trust, Inc. ("Corporation"), consisting of the American Leading Companies Trust ("American Leading Companies"), the Balanced Trust ("Balanced Trust") and the U.S. Small-Capitalization Value Trust ("U.S. Small-Cap") (each a "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.
           Each Fund consists of two classes of shares:Primary Class, offered since September 1, 1993, for American Leading Companies Trust; since October 1, 1996, for Balanced Trust; and since June 15, 1998, for U.S. Small-Cap; and Navigator Class, offered to certain institutional investors since October 4, 1996, for American Leading Companies Trust and since June 19, 1998, for U.S. Small-Cap. The Navigator Class of Balanced Trust has not commenced operations. The income and expenses of each of these Funds are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary Class shares, and transfer agent and shareholder servicing expenses, which are determined separately for each class.

      Security Valuation
           Securities traded on national securities exchanges are valued at the last quoted sales price. Over-the-counter securities and listed securities for which no sales price is available are valued at the mean between the latest bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Fixed income securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

      Investment Income and Distributions to Shareholders
           Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized for financial reporting and federal income tax purposes. Dividend income and distributions to shareholders are allocated at the class level and are recorded on the ex-dividend date. Dividends from net investment income, if available, will be paid annually for American Leading Companies and U.S. Small-Cap. Net capital gain distributions, which are calculated at the Fund level, are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under federal income tax regulations.

      Security Transactions
           Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

-------------------------------------------------------------------------------

      At March 31, 1999, receivables for securities sold and payables for securities purchased for each Fund were as follows:



                                          Receivable for                  Payable for
                                          Securities Sold            Securities Purchased
-------------------------------------------------------------------------------------------
      American Leading Companies                $--                        $2,252
      U.S. Small-Cap                             31                            --


      Deferred Organizational Expenses
           Deferred organizational expenses of $89 for American Leading Companies and $43 for U.S. Small-Cap are being amortized on a straight line basis over 5 years commencing on the date their respective operations began.

      Federal Income Taxes
           No provision for federal income or excise taxes is required since each Fund intends to qualify or to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders.

      Use of Estimates
           The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. INVESTMENT TRANSACTIONS:
           For the year ended March 31, 1999, investment transactions (excluding short-term investments) were as follows:


                                                Purchases             Proceeds From Sales
-----------------------------------------------------------------------------------------
      American Leading Companies                 $146,551                  $101,760
      U.S. Small-Cap                               76,822                    10,683


           At March 31, 1999, cost, gross unrealized appreciation and gross unrealized depreciation based on the cost of securities for federal income tax purposes for each Fund were as follows:


                                                                                                   Net
                                                                                              Appreciation/
                                                    Cost       Appreciation   (Depreciation) (Depreciation)
-----------------------------------------------------------------------------------------------------------
      American Leading Companies                   $201,554       $95,343        $ (7,309)       $88,034
      U.S. Small-Cap                                 70,094         3,100         (15,008)       (11,908)

-------------------------------------------------------------------------------
3. REPURCHASE AGREEMENTS:
           All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies, and such collateral is in the possession of the Funds' custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Funds' investment advisers, acting under the supervision of their Board of Directors, review the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

4. TRANSACTIONS WITH AFFILIATES:
           Each Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("LMFA"). Pursuant to their respective agreements, LMFAprovides the Funds with management and administrative services for which each Fund pays a fee, computed daily and payable monthly at an annual rate of each Fund's respective average daily net assets.
           LMFA has agreed to waive its fees in any month to the extent a Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed during that month certain annual rates of that Fund's average daily net assets. The following chart shows the annual rate of management fees, expense limits and their expiration dates, total management fees waived and management fees payable for each Fund:



                                                                                           Year Ended
                                                                                          March 31,1999    At March 31,1999
                                                                                          -------------    ----------------
                                                                                           Management      Management
                                            Management      Expense   Expense Limitation      Fees            Fees
      Fund                                      Fee       Limitation    Expiration Date      Waived          Payable
----------------------------------------------------------------------------------------------------------------------
      American Leading Companies              0.75%          0.95%        Indefinitely      $   --            $194
      U.S. Small-Cap                          0.85%          1.00%        July 31, 1999        148              --


          Brandywine Asset Management, Inc. ("Brandywine") serves as investment adviser to U.S. Small-Cap. Brandywine is responsible for the actual investment activity of the Fund. LMFA pays Brandywine a fee for its services, computed daily and payable monthly at an annual rate equal to 58.8% of the fee received by LMFA.
           Legg Mason Wood Walker, Inc. ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Funds. Legg Mason receives an annual distribution fee and an annual service fee based on each Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:



                                                                        At March 31, 1999
                                                                    ----------------------
                                            Distribution   Service  Distribution and Service
      Fund                                       Fee         Fee        Fees Payable
---------------------------------------------------------------------------------------------
      American Leading Companies                 0.75%        0.25%           $232
      U.S. Small-Cap                             0.75%        0.25%             50


-------------------------------------------------------------------------------

          No brokerage commissions were paid to Legg Mason or its affiliates during the year ended March 31, 1999.
          Legg Mason also has an agreement with the Funds' transfer agent to assist it with some of its duties. For this assistance, Legg Mason was paid the following amounts by the transfer agent for the year ended March 31, 1999: American Leading Companies, $42; and U.S. Small-Cap, $14.
           LMFA, Legg Mason and Brandywine are corporate affiliates and wholly owned subsidiaries of Legg Mason, Inc.

5. LINE OF CREDIT:
           The Funds, along with certain other Legg Mason Funds, participate in a $200 million line of credit ("Credit Agreement") to be utilized as an emergency source of cash in the event of unanticipated, large redemption requests by shareholders. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the line of credit bear interest at prevailing short-term interest rates. For the year ended March 31, 1999, the Funds had no borrowings under the line of credit.

6. FUND SHARE TRANSACTIONS:

           At March 31, 1999, there were 250,000, 125,000 and 50,000 shares authorized at $.001 for the Navigator Class of American Leading Companies Trust, Balanced Trust and U.S. Small-Cap, respectively. The Navigator Class of Balanced Trust has not commenced operations. Share transactions were as follows:


                                                                 Reinvestment
                                                 Sold          of Distributions      Repurchased             Net Change
                                          -----------------  --------------------  ---------------        -----------------
                                          Shares     Amount    Shares   Amount    Shares     Amount        Shares    Amount
-----------------------------------------------------------------------------------------------------------------------------
      American Leading Companies
      --Navigator Class
        Period Ended December 3, 1998        --        $--       --      $--        (5)       $(82)          (5)       $(82)
        Year Ended March 31, 1998             1         15       --       --        --          --            1          15

      U.S. Small-Cap
      --Navigator Class
        Period Ended March 31, 1999(A)        5        $50       --      $--        --         $--            5         $50


      (a) For the period June 19, 1998 (commencement of sale of Navigator Class) to March 31, 1999.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS


TO THE SHAREHOLDERS AND DIRECTORS OF LEGG MASON INVESTORS TRUST, INC.:

   We have audited the accompanying statements of net assets of Legg Mason Investors Trust, Inc. (American Leading Companies Trust and U.S. Small-Capitalization Value Trust) (the "Funds") as of March 31, 1999, and the related statements of operations, the statements of changes in net assets and the financial highlights (Navigator Class) for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason American Leading Companies Trust and Legg Mason U.S. Small-Capitalization Value Trust at March 31, 1999, and the results of their operations, the changes in their net assets and their financial highlights (Navigator Class) for each of the periods indicated therein, in conformity with generally accepted accounting principles.





Philadelphia,Pennsylvania
May 6, 1999

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



Investment Manager
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

Investment Advisers
      For American Leading Companies Trust:
      Legg Mason Fund Adviser, Inc.
      Baltimore, MD

      For Balanced Trust:
      Bartlett & Co.
      Cincinnati, OH

      For U.S. Small-Cap Value Trust:
      Brandywine Asset Management,Inc.
      Wilmington, DE

Board of Directors
      John F. Curley, Jr., Chairman
      Edward A. Taber, III, President
      Richard G. Gilmore
      Arnold L. Lehman
      Dr. Jill E. McGovern
      T. A. Rodgers

Transfer and Shareholder Servicing Agent
      Boston Financial Data Services
      Boston, MA

Custodian
      State Street Bank & Trust Company
      Boston, MA

Counsel
      Kirkpatrick & Lockhart LLP
      Washington, D.C.

Independent Auditors
      Ernst & Young LLP
      Philadelphia, PA

      This report is not to be distributed unless preceded or accompanied by a prospectus.
                      Legg Mason Wood Walker, Incorporated
                   -----------------------------------------
                                100 Light Street
                     P.O. Box 1476, Baltimore, MD 21203-1476
                                410 o 539 o 0000

LMF-013
5/99